UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MKP Capital Management, L.L.C.
           --------------------------------------------------
Address:    600 Lexington Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

Form 13F File Number:       028-15312
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas D. DeVita
           --------------------------------------------------
Title:       Chief Financial Officer, Chief Operating Officer
           --------------------------------------------------
Phone:       212-303-7100
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Thomas  D.  DeVita        New  York,  NY               May 14, 2013
---------------------------    -------------------          ----------------
      [Signature]                 [City, State]                  [Date]



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          9
                                               -------------

Form 13F Information Table Value Total:         $137,018
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                  13F File Number               Name

NONE



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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
JPMORGAN CHASE & CO      COM              46625H100    5,315   112,005 SH       DEFINED    0          112,005      0    0
CAPITAL ONE FINL CORP    COM              14040H105   10,651   193,848 SH       DEFINED    0          193,848      0    0
INTEL CORP               COM              458140100    5,697   260,855 SH       DEFINED    0          260,855      0    0
COCA COLA CO             COM              191216100    5,792   143,237 SH       DEFINED    0          143,237      0    0
EXXON MOBIL CORP         COM              30231G102   10,966   121,696 SH       DEFINED    0          121,696      0    0
CONOCOPHILLIPS           COM              20825C104   11,262   187,392 SH       DEFINED    0          187,392      0    0
MERCK & CO INC NEW       COM              58933Y105    2,808    63,541 SH       DEFINED    0           63,541      0    0
PFIZER INC               COM              717081103    5,781   200,316 SH       DEFINED    0          200,316      0    0
ISHARES TR               FTSE CHINA25 IDX 464287184   78,746 2,132,327 SH       DEFINED    0        2,132,327      0    0

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